Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,500,200,269.94
Previously Paid Amount	0.00
Total Fee Amount	345,277.64
Total Offset Amount	0.00
Net Fee	$ 345,277.64
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false